Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 45,337	$ 14,121
Restricted cash	15,827	350
Accounts receivable	27,638	2,738
Biological assets	14,309	876
Inventory	59,942	1,234
Prepaid expenses and deposits	9,564	2,390
Current assets	172,617	21,709
Non-current assets
Property, plant and equipment	281,984	88,491
Intangible assets	43,995
Goodwill	11,440
Total assets	510,036	110,200
Current liabilities
Accounts payable and accrued liabilities	58,110	19,324
Current portion of long-term debt	177,913	22,477
Convertible notes		25,449
Current portion of lease obligations	722	44
Contingent consideration	32,501
Current portion of financial obligations		2,364
Current liabilities	269,246	69,658
Non-current liabilities
Long-term debt		32,159
Lease obligations	16,227	170
Deferred tax liability	3,365
Financial obligation		16,121
Total liabilities	288,838	118,108
Shareholders’ equity
Share capital	509,654	65,133
Warrants	27,831	3,108
Contributed surplus	30,192	9,493
Convertible notes – equity component		3,232
Contingent consideration	2,279
Accumulated deficit	(360,338)	(88,874)
Accumulated other comprehensive income	6,866
Total shareholders’ equity	216,484	(7,908)
Non-controlling interest	4,714
Total liabilities and shareholders’ equity	$ 510,036	$ 110,200